Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 12, 2021	Dec. 31, 2021	Sep. 25, 2021	Mar. 23, 2022
Warrant Units [Member]
Subsequent Event [Line Items]
Warrants Vested Units			446,741
Walmart Inc. [Member] | Warrant Units [Member]
Subsequent Event [Line Items]
Warrants Vested Units		446,741
Warrants Vested Value		$ 173.8
Common Class A [Member] | Walmart [Member]
Subsequent Event [Line Items]
Percentage of ownership percentage		6.50%
Common Class A [Member] | Walmart Inc. [Member]
Subsequent Event [Line Items]
Units issued during the period on exercise of warrants units		446,741
Subsequent Event [Member] | Walmart Inc. [Member] | Warrant Units [Member]
Subsequent Event [Line Items]
Warrants Vested Units	267,281	446,741
Warrants Vested Value	$ 104.0	$ 173.8
Subsequent Event [Member] | Forward Purchase Agreement [Member] | SVF INVESTMENT CORP 3 [Member]
Subsequent Event [Line Items]
Common Stock Subscription				$ 50.0
Share price				$ 10
Subsequent Event [Member] | Common Class A [Member] | Walmart [Member]
Subsequent Event [Line Items]
Percentage of ownership percentage	3.70%	6.50%
Subsequent Event [Member] | Common Class A [Member] | Walmart Inc. [Member]
Subsequent Event [Line Items]
Units issued during the period on exercise of warrants units	267,281	446,741
Subsequent Event [Member] | Common Class A [Member] | Walmart Inc. [Member] | Warrant Units [Member]
Subsequent Event [Line Items]
Warrants Vested Units	258,972
Class of warrants or rights exercise price per share	$ 614.34